Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Schedule of basic and diluted net income (loss) per share of common stock

	Three Months Ended		Three Months Ended
	March 31, 2024		March 31, 2023
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share
Numerator:
Allocation of net income (loss)	$238,107	$2,135,850	$(241,548)	$(542,505)
Denominator:
Basic and diluted weighted average shares outstanding	2,090,269	18,750,000	8,348,384	18,750,000
Basic and diluted net income (loss) per share	$0.11	$0.11	$(0.03)	$(0.03)

	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per share
Numerator:
Allocation of net (loss) income	$(1,271,419)	$(4,723,082)	$18,727,526	$5,467,224
Denominator:
Basic and diluted weighted average shares outstanding	5,047,364	18,750,000	64,226,579	18,750,000
Basic and diluted net (loss) income per share	$(0.25)	$(0.25)	$0.29	$0.29